Derivative Financial Instruments - Derivative Liabilities Additional Information (Details)				1 Months Ended	12 Months Ended
	May 13, 2024 oz	Jun. 23, 2023 $ / Ounce	Mar. 24, 2023 $ / Ounce	Apr. 30, 2021 oz	Dec. 31, 2024 $ / Ounce oz	Oct. 29, 2024 $ / Ounce	Oct. 28, 2024 $ / Ounce	Dec. 31, 2023 $ / Ounce oz
Greenstone
Derivative Financial Instruments [Line Items]
Additional ownership interest acquired				10.00%
Contingent consideration, mass of refined gold delivered (in ounces) | oz	8,911			2,200
Contingent consideration, mass of refined gold delivered, milestone one (in ounces) | oz				250,000
Contingent consideration, mass of refined gold delivered, milestone two (in ounces) | oz				500,000
Contingent consideration, mass of refined gold delivered, milestone three (in ounces) | oz				700,000
Contingent consideration gold ounces deliverable limit, total (in ounces) | oz	11,111
Gold contracts
Derivative Financial Instruments [Line Items]
Fixed price basis of per ounce | $ / Ounce		2,109	2,170
Gold collars
Derivative Financial Instruments [Line Items]
Derivative ounces remaining to be delivered (in ounces) | oz					139,998
Put option strike price
Derivative Financial Instruments [Line Items]
Average price of hedging instrument (in dollars per ounce) | $ / Ounce					2,164
Put option strike price | Gold collars
Derivative Financial Instruments [Line Items]
Average price of hedging instrument (in dollars per ounce) | $ / Ounce					2,139			1,929
Total notional quantity (in ounces) | oz					367,996			253,608
Call option strike price
Derivative Financial Instruments [Line Items]
Average price of hedging instrument (in dollars per ounce) | $ / Ounce					3,071
Call option strike price | Gold collars
Derivative Financial Instruments [Line Items]
Average price of hedging instrument (in dollars per ounce) | $ / Ounce					2,806			2,127
Spot Price | Gold collars
Derivative Financial Instruments [Line Items]
Average price of hedging instrument (in dollars per ounce) | $ / Ounce		264	1,290			34,919	736
Weighted average [member] | Gold collars
Derivative Financial Instruments [Line Items]
Average price of hedging instrument (in dollars per ounce) | $ / Ounce						2,204